BACKGROUND (Details Narrative)	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Entity Incorporation, Date of Incorporation	Apr. 24, 2017	Apr. 24, 2017